Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities
Accrued liabilities consisted of the following:

	December 31,
	2014	2013
Accrued data center equipment purchases	$3,228	$512
Accrued data center software purchases	1,483	467
Accrued transaction processing fees	1,537	3,761
Accrued professional services	730	721
Other	2,290	1,827
Total accrued liabilities	$9,268	$7,288